Investment securities (Tables)	12 Months Ended
Dec. 31, 2024
Securities and other financial assets, net
Schedule of All Securities and Other Financial Assets
Investment securities are presented as follows:

December 31, 2024	Amortized cost	FVOCI	Total
Principal	1,090,577	98,748	1,189,325
Interest receivable	13,178	738	13,916
Gross amount	1,103,755	99,486	1,203,241
Allowance (1)	(1,311)	—	(1,311)
Total	1,102,444	99,486	1,201,930

December 31, 2023	Amortized cost	FVOCI	Total
Principal	999,544	11,824	1,011,368
Interest receivable	12,354	41	12,395
Gross amount	1,011,898	11,865	1,023,763
Allowance (1)	(1,632)	—	(1,632)
Total	1,010,266	11,865	1,022,131
(1) As of December 31, 2024 and 2023, the loss allowance for losses for securities at FVOCI for $23 thousand and $1 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Schedule of All Securities and Other Financial Assets by Contractual Maturity
Securities by contractual maturity are shown in the following table:

	Outstanding principal balance
December 31, 2024	Amortized cost	FVOCI	Total
Due within 1 year	223,174	30,029	253,203
After 1 to 5 years	838,893	68,719	907,612
After 5 to 10 years	28,510	—	28,510
Balance - principal	1,090,577	98,748	1,189,325

	Outstanding principal balance
December 31, 2023	Amortized cost	FVOCI	Total
Due within 1 year	157,376	—	157,376
After 1 to 5 years	813,012	11,824	824,836
After 5 to 10 years	29,156	—	29,156
Balance - principal	999,544	11,824	1,011,368

Schedule of Securities Pledge to Secure Repurchase Transactions
The following table includes the securities pledged to secure repurchase transactions (see note 18):

	December 31,
	2024	2023
Securities pledged to secure repurchase transactions	239,046	342,271

Securities sold under repurchase agreements	(212,931)	(310,197)